Issued Capital (Details 2) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Number of shares issued during the year	176,520,600	326,945,962
Issued during the year	$ 4,071,118	$ 12,722,308
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year	176,520,600	326,945,962
Issued during the year	$ 4,071,118	$ 12,722,308	$ (107,678)	$ (159,564)
Issue Price
Ordinary shares [Member] | 30 June 2017 [Member]
Disclosure of classes of share capital [line items]
Issue Price
Security issuance costs				$ (159,564)
Ordinary shares [Member] | June 30, 2018 [Member]
Disclosure of classes of share capital [line items]
Issue Price
Security issuance costs			$ (107,678)
Ordinary shares [Member] | 13 July 2018 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year		3,083,580
Issue Price		$ 0.05
Issue of shares under ATM Facility		$ 166,086
Ordinary shares [Member] | 4 January 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year		15,789,360
Issue Price		$ 0.05
Issue of shares under ATM Facility		$ 749,614
Ordinary shares [Member] | 4 February 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year		1,912,440
Issue Price		$ 0.04
Issue of shares under ATM Facility		$ 78,508
Ordinary shares [Member] | 21 March 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year		7,930,740
Issue Price		$ 0.05
Issue of shares under ATM Facility		$ 430,346
Ordinary shares [Member] | 21 March 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year		3,723,120
Issue Price		$ 0.05
Issue of shares under ATM Facility		$ 169,064
Ordinary shares [Member] | 21 March 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year		156,000
Issue Price		$ 0.05
Issue of shares under ATM Facility		$ 7,341
Ordinary shares [Member] | 21 March 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year		1,014,240
Issue Price		$ 0.04
Issue of shares under ATM Facility		$ 43,544
Ordinary shares [Member] | 8 April 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year		269,905,533
Issue Price		$ 0.04
Issue of shares under strategic investment by Life Biosciences LLC		$ 10,526,318
Ordinary shares [Member] | 8 April 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year		23,430,949
Issue Price		$ 0.04
Issue of shares to sophisticated and professional investors		$ 913,807
Ordinary shares [Member] | June 30, 2020 [Member]
Disclosure of classes of share capital [line items]
Security issuance costs	$ (292,768)	$ (362,320)
Ordinary shares [Member] | 31 July 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year	7,962,060
Issue Price	$ 0.035
Issue of shares under ATM Facility	$ 277,812
Ordinary shares [Member] | 21 November 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year	3,814,380
Issue Price	$ 0.025
Issue of shares under ATM Facility	$ 94,694
Ordinary shares [Member] | 15 January 2020 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year	758,040
Issue Price	$ 0.019
Issue of shares under ATM Facility	$ 14,230
Ordinary shares [Member] | 16 January 2020 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year	12,244,020
Issue Price	$ 0.020
Issue of shares under ATM Facility	$ 249,402
Ordinary shares [Member] | 17 January 2020 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year	6,754,020
Issue Price	$ 0.018
Issue of shares under ATM Facility	$ 123,717
Ordinary shares [Member] | 27 March 2020 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year	7,042,920
Issue Price	$ 0.017
Issue of shares under ATM Facility	$ 120,239
Ordinary shares [Member] | 25 May 2020 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year	137,945,160
Issue Price	$ 0.025
Issue of shares under ATM Facility	$ 3,483,792